Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	$ 2,455,141
Other additions		351,269		$ 267,173
Depreciation for the year		248,638		225,007	[2]
Ending balance		2,131,955		2,455,141	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,206,496		1,716,655
Additions through business combinations		70,959	[3]	1,396,337	[4]
Other additions		351,269		267,173
Disposals		(132,994)		(188,238)
Reclassification (to) from assets held for sale		(67,203)		(7,820)
Sale of business		(485,720)
Transfer from right-of-use assets				21,474
Effect of movements in exchange rates		(69,481)		915
Ending balance		2,873,326		3,206,496
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		751,355		642,227
Depreciation for the year		248,638		225,007
Disposals		(63,877)		(120,020)
Reclassification (to) from assets held for sale		(5,426)		(2,573)
Sale of business		(164,597)
Transfer from right-of-use assets				5,746
Effect of movements in exchange rates		(24,722)		968
Ending balance		741,371		751,355
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,161,256
Ending balance		1,083,850		1,161,256
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,233,268		314,804
Additions through business combinations		2,003	[3]	889,657	[4]
Other additions		46,928		36,902
Disposals		(678)		(1,473)
Reclassification (to) from assets held for sale		(67,203)		(8,843)
Sale of business		(31,356)
Transfer from right-of-use assets				0
Effect of movements in exchange rates		(15,972)		2,221
Ending balance		1,166,990		1,233,268
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		72,012		59,817
Depreciation for the year		21,353		16,301
Disposals		(137)		(1,332)
Reclassification (to) from assets held for sale		(5,426)		(2,997)
Sale of business		(6,837)
Transfer from right-of-use assets				0
Effect of movements in exchange rates		2,175		223
Ending balance		83,140		72,012
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,194,570
Ending balance		958,276		1,194,570
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,772,463		1,267,617
Additions through business combinations		66,240	[3]	445,656	[4]
Other additions		286,277		217,080
Disposals		(122,946)		(177,992)
Reclassification (to) from assets held for sale		0		1,023
Sale of business		(452,547)
Transfer from right-of-use assets				21,474
Effect of movements in exchange rates		(47,939)		(2,395)
Ending balance		1,501,548		1,772,463
Rolling Stock | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		577,893		494,322
Depreciation for the year		203,431		187,895
Disposals		(56,549)		(110,341)
Reclassification (to) from assets held for sale		0		424
Sale of business		(157,618)
Transfer from right-of-use assets				5,746
Effect of movements in exchange rates		(23,885)		(153)
Ending balance		543,272		577,893
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		99,315
Ending balance		89,829		99,315
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		200,765		134,234
Additions through business combinations		2,716	[3]	61,024	[4]
Other additions		18,064		13,191
Disposals		(9,370)		(8,773)
Reclassification (to) from assets held for sale		0		0
Sale of business		(1,817)
Transfer from right-of-use assets				0
Effect of movements in exchange rates		(5,570)		1,089
Ending balance		204,788		200,765
Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		101,450		88,088
Depreciation for the year		23,854		20,811
Disposals		(7,191)		(8,347)
Reclassification (to) from assets held for sale		0		0
Sale of business		(142)
Transfer from right-of-use assets				0
Effect of movements in exchange rates		(3,012)		898
Ending balance		$ 114,959		$ 101,450

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[3]	Includes non-material adjustments to prior year’s acquisitions
[4]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).